ACQUISITIONS - Fair value of Apex assets acquired and liabilities assumed (Details 2) (Apex, Fair Value)	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD
Assets acquired:
Accounts receivable	$ 243,000
Due from related party	412,000
Other current assets	62,000
Property and equipment	30,000
Intangible assets	4,466,000
Goodwill	2,449,000
Total assets	7,662,000
Liabilities assumed:
Accounts payable and other accrued liabilities	194,000
Unearned revenue	297,000
Deferred tax liability	1,184,000
Total liabilities assumed	1,675,000
Net assets acquired	5,987,000
Purchase consideration:
Cash paid at closing	4,801,000	5,000,000
Accrued earn out consideration	1,186,000
Total purchase consideration	$ 5,987,000